CONSOLIDATED BALANCE SHEETS	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Preferred A Shares CNY	Dec. 31, 2013 Preferred B Shares CNY	Dec. 31, 2013 Preferred C Shares CNY	Dec. 31, 2013 Preferred D Shares CNY
Current assets:
Cash and cash equivalents	$ 234,942,200	1,457,722,376	$ 67,595,467	419,402,835	299,237,536	332,100,808
Restricted cash	7,096,348	44,030,000		9,250,000
Short-term investments	75,519,776	468,570,000		327,000,000
Accounts receivable, net	1,393,237	8,644,481		1,651,087
Prepayments and other current assets	92,721,031	575,296,906		286,560,247
Total current assets	411,672,592	2,554,263,763		1,043,864,169
Non-current assets:
Property and equipment, net	11,654,303	72,310,290		24,851,303
Other non-current assets	2,972,517	18,443,279		6,657,304
Total non-current assets	14,626,820	90,753,569		31,508,607
Total assets	426,299,412	2,645,017,332		1,075,372,776
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB753,432,666 and RMB1,168,077,588 (US$188,259,934), as of December 31, 2013 and December 2014, respectively):
Accounts payable	61,680,741	382,704,323		288,964,931
Salary and welfare payable	12,690,481	78,739,361		47,388,096
Taxes payable	625,994	3,884,044		1,323,961
Advances from customers	102,960,351	638,827,791		396,737,968
Accrued expenses and other current liabilities	17,706,237	109,860,116		29,732,090
Total current liabilities	195,663,804	1,214,015,635		764,147,046
Non-current liabilities:	3,590,639	22,278,479		19,870,002
Total liabilities	199,254,443	1,236,294,114		784,017,048
Commitments and contingencies (Note 13)
Mezzanine equity:
Total mezzanine equity				716,441,243			9,360,443	48,890,116	290,255,691	367,934,993
Shareholders' equity/(deficit)
Ordinary shares (US$0.0001 par value; 126,999,531 shares authorized and 26,000,000 shares issued and outstanding as of December 31, 2013; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized and 188,435,922 shares (including 82,487,876 Class A shares and 105,948,046 Class B shares) issued and outstanding as of December 31, 2014)	19,513	121,068		17,757
Additional paid-in capital	370,487,483	2,298,726,639		200,000
Accumulated other comprehensive loss	(3,397,597)	(21,080,728)		(19,723,270)
Accumulated deficit	(140,064,430)	(869,043,761)		(405,580,002)
Total shareholder's equity/(deficit)	227,044,969	1,408,723,218		(425,085,515)	(281,167,619)	(173,915,375)
Total liabilities, mezzanine equity and shareholders' equity/ (deficit)	$ 426,299,412	2,645,017,332		1,075,372,776